Schedule I Summary of Investments - Other than Investments in Affiliates	12 Months Ended
Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I Summary of Investments - Other than Investments in Affiliates

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Schedule I
Summary of Investments - Other than Investments in Affiliates
As of December 31, 2011
(In millions)

	Cost	Value*	Amount Shown on Balance Sheets
Type of Investments
Fixed maturities
U.S. Treasuries	$1,692.9	$1,785.8	$1,785.8
U.S. government agencies and authorities	19.9	23.7	23.7
State, municipalities, and political subdivisions	98.9	104.8	104.8
Public utilities securities	1,916.4	2,095.1	2,095.1
Other U.S. corporate securities	7,611.3	8,175.7	8,175.7
Foreign securities (1)	5,288.4	5,582.1	5,582.1
Residential mortgage-backed securities	2,090.0	2,305.8	2,305.8
Commercial mortgage-backed securities	1,910.3	2,001.9	2,001.9
Other asset-backed securities	734.3	673.6	673.6
Total fixed maturities, including securities pledged to creditors	$21,362.4	$22,748.5	$22,748.5

Equity securities, available-for-sale	$26.7	$27.7	$27.7

Mortgage loans on real estate	$3,137.3	$3,214.1	$3,137.3
Policy loans	112.0	112.0	112.0
Other investments	82.2	82.2	82.2
Loan-Dutch State obligation	658.2	660.6	658.2
Derivatives	97.4	1,609.1	1,609.1
Limited partnerships/corporations	305.4	305.4	305.4
Short-term investments	2,397.0	2,397.0	2,397.0
Total investments	$28,178.6	$31,156.6	$31,077.4

* See Notes 2 and 3 of Notes to Financial Statements.
(1) The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities, and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.